                                               ---------------------------------
                                               OMB APPROVAL
                                               OMB Number: 3235-0570
                                               Expires: October 31, 2006
                                               Estimated average burden
                                               hours per response...........19.3
                                               ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-3541
                                       --------
Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL                              60606
--------------------------------------------------------------------------------
              (Address of principal executive offices)         (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-214-1410
                                                    ------------

Date of fiscal year end: October 31, 2004
                         ----------------

Date of reporting period: April 30, 2004
                          --------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................     77.7%
     Fannie Mae -- Discount Note
       0.95%                                                      5/13/04   $ 8,010,000   $ 8,007,464
       0.95%                                                      5/21/04     5,000,000     4,997,361
       1.00%                                                      6/23/04     7,000,000     6,989,694
                                                                                          -----------
                                                                                           19,994,519
                                                                                          -----------
     Federal Home Loan Bank -- Discount Note
       0.80%                                                       5/3/04    12,000,000    11,999,467
       0.92%                                                       5/5/04     7,000,000     6,999,284
       0.94%                                                      6/23/04     7,000,000     6,990,313
                                                                                          -----------
                                                                                           25,989,064
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $45,983,583)                                                                    45,983,583
                                                                                          -----------
REPURCHASE AGREEMENTS.............................     22.3%
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/04 to be repurchased at $13,198,348 on
     5/3/04. Collateralized by various U.S.
     Government Agency Securities.)                                          13,198,000    13,198,000
                                                                                          -----------
  Total REPURCHASE AGREEMENTS
     (Cost $13,198,000)                                                                    13,198,000
                                                                                          -----------
TOTAL INVESTMENTS.................................    100.0%                               59,181,583
  (Cost $59,181,583) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS.............      0.0%                                  (27,775)
                                                                                          -----------
Net Assets applicable to 59,165,351 Shares of
  Common Stock issued and outstanding.............    100.0%                              $59,153,808
                                                                                          ===========
Net Asset Value, Class I, offering and redemption
  price per share ($35,110,559 / 35,121,815)                                                    $1.00
                                                                                          ===========
Net Asset Value, Class D, offering and redemption
  price per share ($24,043,249 / 24,043,536)                                                    $1.00
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.......................       77.8%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns Companies, Inc.
       3.87%                                                   3/25/31    $ 14,062,583    $   14,273,522
       3.70%                                                  12/25/40       3,484,681         3,515,172
     Fannie Mae
       3.64%                                                    7/1/28      17,471,141        18,137,228
       3.52%                                                    1/1/29      17,903,646        18,551,436
       3.33%                                                    8/1/29      14,283,054        14,801,457
       4.86%                                                    3/1/30      12,532,409        12,934,098
       3.48%                                                    6/1/30      15,797,318        16,399,591
       3.45%                                                    9/1/30       8,793,054         9,122,442
       3.45%                                                    5/1/33      22,291,058        22,832,218
       4.63%                                                   5/25/42      40,589,994        41,997,960
     Fannie Mae Grantor Trust
       4.22%                                                   5/25/42      20,525,986        21,295,710
     Fannie Mae Whole Loan
       4.13%                                                   8/25/42      18,032,707        18,675,122
     Fifth Third Mortgage Loan Trust
       3.33%                                                  11/19/32      37,124,147        37,611,401
     Freddie Mac
       4.77%                                                   10/1/22       6,210,250         6,395,943
       5.50%                                                    8/1/24       9,206,285         9,557,274
       3.37%                                                    9/1/27       7,420,076         7,673,338
       3.41%                                                   12/1/27      10,496,552        10,879,718
       3.44%                                                   12/1/27      11,129,138        11,517,144
       3.40%                                                    9/1/28      55,275,091        57,308,882
       3.44%                                                    9/1/30       8,094,557         8,403,162
       3.42%                                                    7/1/31      38,814,547        40,182,605

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Government National Mortgage
       Association II
       4.63%                                                  10/20/25    $  3,861,588    $    3,959,606
       4.63%                                                  10/20/26       6,533,399         6,700,641
       4.38%                                                   4/20/27      11,090,326        11,177,030
       4.38%                                                   4/20/27       6,901,976         6,955,928
       4.75%                                                   8/20/27      13,451,775        13,717,124
       4.63%                                                  10/20/27       4,707,105         4,807,635
       4.50%                                                   4/20/32      10,372,966        10,485,482
       4.00%                                                   7/20/32      16,181,626        16,343,151
       3.50%                                                  10/20/33      45,480,363        45,267,788
       4.00%                                                   4/20/34      65,000,000        65,877,436
     Structured Asset Mortgage Investments
       3.64%                                                   3/25/32      15,475,602        15,669,047
                                                                                          --------------
                                                                                             603,026,291
                                                                                          --------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.14%                                                    6/1/21       7,889,422         7,935,441
       2.62%                                                   12/1/24      11,190,960        11,444,782
     Freddie Mac
       2.85%                                                    1/1/26       3,568,495         3,663,235
                                                                                          --------------
                                                                                              23,043,458
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns Companies, Inc.
       3.99%                                                   3/25/31       3,767,942         3,843,300
     Donaldson Lufkin & Jenrette Securities
       Corp.
       3.75%                                                   4/25/24         424,393           424,923

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Fannie Mae
       2.53%                                                    9/1/27    $ 59,642,866    $   61,259,068
       2.45%                                                   12/1/27      30,470,078        31,271,807
       2.39%                                                    3/1/28      63,847,305        65,497,056
       2.55%                                                    3/1/28      72,662,079        74,675,618
       2.54%                                                    4/1/28      21,234,084        21,880,428
       2.46%                                                    6/1/28      40,784,146        41,946,983
       2.66%                                                    6/1/28       6,607,779         6,824,190
       2.57%                                                    7/1/28      13,904,250        14,311,547
       2.55%                                                    8/1/28      20,084,957        20,647,215
       2.54%                                                    9/1/28      12,618,707        12,974,302
       2.78%                                                    9/1/28       4,180,233         4,326,804
       2.52%                                                   11/1/32      11,592,150        11,940,888
       2.54%                                                   12/1/32       9,256,020         9,551,601
       2.70%                                                    3/1/33      22,169,336        22,931,362
       2.49%                                                    9/1/33      28,988,456        29,750,331
       2.53%                                                    9/1/33      17,636,680        18,088,214
       2.53%                                                   11/1/33      36,877,943        37,897,433
       2.58%                                                   11/1/33      30,798,710        31,647,954
     Freddie Mac
       3.39%                                                    9/1/30      17,809,435        18,378,589
     Master Adjustable Rate Mortgage
       2.80%                                                   1/25/34      27,584,297        28,196,324
     MLCC Mortgage Investors, Inc.
       2.90%                                                  10/25/33      96,574,271        99,592,217
     Structured Asset Mortgage Investments
       2.80%                                                   7/19/32      34,030,514        34,966,354
       2.97%                                                   8/19/33      85,080,430        87,420,142
       3.00%                                                  10/19/33      73,107,530        75,117,987
       2.98%                                                  11/19/33      44,900,067        46,247,069

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       2.59%                                                   5/25/32    $ 39,890,479    $   40,326,781
       3.49%                                                  11/25/32      43,282,825        44,662,465
       3.54%                                                  12/25/32      37,487,490        38,705,833
       3.67%                                                   2/25/33      67,802,431        70,196,704
       3.69%                                                   3/25/33      42,633,483        44,125,655
       3.68%                                                   5/25/33      90,176,686        93,445,591
       3.54%                                                   9/25/33     100,475,172       104,085,999
       3.58%                                                  11/25/33      45,483,078        47,060,772
                                                                                          --------------
                                                                                           1,394,219,506
                                                                                          --------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.10%                                                    1/1/18      14,177,280        14,344,260
       3.09%                                                    1/1/29       7,883,918         7,978,872
       3.15%                                                    6/1/32       8,634,462         8,720,945
       3.15%                                                   11/1/32      19,766,993        19,971,463
       3.06%                                                    8/1/33      41,930,633        42,405,372
       3.08%                                                   11/1/35      26,568,777        26,866,294
       3.19%                                                   11/1/36      56,015,357        56,673,704
       3.09%                                                    6/1/38      35,872,918        36,264,184
     Freddie Mac
       3.06%                                                    2/1/37      13,930,459        14,044,731
     Washington Mutual
       3.10%                                                  11/25/42      36,221,765        36,380,235
                                                                                          --------------
                                                                                             263,650,060
                                                                                          --------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       6.98%                                                   6/20/31       9,648,893         9,790,611
       6.30%                                                   7/20/32       8,901,989         9,060,555
     Credit Suisse First Boston
       6.18%                                                  11/25/31       9,813,493         9,972,963
       5.55%                                                   6/25/32      10,128,325        10,318,231
     Freddie Mac
       3.33%                                                    2/1/33      15,057,853        15,330,777
       3.18%                                                    7/1/33      34,282,976        34,711,513
     GSR Mortgage Loan Trust
       4.76%                                                  10/25/33      41,177,219        41,743,406

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     JP Morgan Mortgage Trust
       3.50%                                                   5/25/34    $ 42,000,000    $   42,420,000
     Master Adjustable Rate Mortgage
       5.56%                                                  10/25/32      20,301,330        20,624,883
     Merrill Lynch Mortgage Investors
       5.28%                                                   6/25/23       5,884,901         5,923,521
     Structured Asset Securities Corp.
       4.23%                                                   9/25/33      77,161,873        77,595,908
       4.75%                                                  10/25/33      28,294,029        28,665,388
     Washington Mutual
       4.82%                                                  10/25/32      77,460,625        78,840,391
     Wells Fargo Mortgage Backed Securities
       Trust
       4.64%                                                  10/25/33      64,375,924        65,220,858
       4.64%                                                  10/25/33      27,090,519        27,386,822
       4.52%                                                  11/25/33      66,083,078        66,929,767
       4.77%                                                   1/25/34      28,823,000        29,282,367
       4.82%                                                   1/25/34      30,757,269        31,420,473
                                                                                          --------------
                                                                                             605,238,434
                                                                                          --------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Fannie Mae
       2.39%                                                    9/1/28      25,004,518        25,687,542
       1.50%                                                   9/18/31      17,284,498        17,338,384
       2.59%                                                    2/1/33      36,057,946        37,344,277
       2.41%                                                    5/1/33      12,709,465        13,072,740
       2.39%                                                    7/1/33       5,683,203         5,839,178
       2.42%                                                    9/1/33      18,108,047        18,637,635
     GSR Mortgage Loan Trust
       1.45%                                                   3/25/32      14,277,560        14,205,296
     Master Asset Securitization Trust
       1.55%                                                  12/25/32       6,425,005         6,425,005

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     MLCC Mortgage Investors, Inc.
       1.48%                                                   9/15/21    $  9,208,452    $    9,222,840
                                                                                          --------------
                                                                                             147,772,897
                                                                                          --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $3,018,666,875)                                                                 3,036,950,646
                                                                                          --------------
FIXED RATE MORTGAGE-RELATED SECURITIES......       14.8%
  Collateralized Mortgage Obligations
     Bank of America Mortgage Securities
       4.25%                                                   8/25/33      56,948,278        57,477,971
     Citicorp Mortgage Securities
       5.00%                                                  10/25/33      19,928,143        20,049,601
     Fannie Mae
       3.00%                                                  11/25/15      20,250,896        20,400,696
       2.10%                                                   8/28/32       6,282,779         6,276,889
       3.25%                                                   6/25/33      17,680,033        17,768,433
       5.50%                                                   8/25/33      18,674,336        18,395,183
       2.05%                                                  10/25/42       7,967,236         7,957,277
     Freddie Mac
       3.50%                                                   4/15/10      36,941,000        37,472,559
       5.00%                                                   3/15/11      22,377,224        22,728,049
       4.50%                                                   8/15/11      15,186,651        15,470,629
       5.00%                                                   6/15/16      32,783,173        33,945,812
       4.00%                                                   7/15/17      32,500,000        33,051,876
       4.00%                                                  12/15/17      38,000,000        38,688,997
       3.50%                                                   7/15/18      22,592,614        22,797,262
       4.00%                                                   7/15/18      32,976,371        33,605,943
       3.50%                                                   4/15/26      25,655,000        25,800,177
     Residential Asset Securities Corp.
       3.75%                                                   8/25/17       1,460,643         1,463,124
       4.25%                                                  11/25/33      37,720,574        38,246,705
     Structured Asset Securities Corp.
       3.25%                                                   8/25/32      17,002,788        17,104,619
       2.50%                                                   9/25/33      39,820,067        39,922,113

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Washington Mutual Mortgage Securities
       Corp.
       5.00%                                                   2/25/33    $ 51,359,255    $   51,812,095
     Wells Fargo Mortgage Backed Securities
       Trust
       5.00%                                                   2/25/33      15,559,328        15,750,272
                                                                                          --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $577,323,688)                                                                     576,186,282
                                                                                          --------------
REPURCHASE AGREEMENTS.......................        7.4%
  Bear Stearns, 1.07%*, Open Maturity,
     (Collateralized fully by various
     Adjustable Rate Mortgage U.S.
     Government Agency Securities.)                                         74,054,000        74,054,000
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/04 to be repurchased at
     $213,941,936 on 5/3/04. Collateralized
     fully by various Adjustable Rate
     Mortgage U.S. Government Agency
     Securities.)                                                          213,925,000       213,925,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $287,979,000)                                                                     287,979,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $3,883,969,563) (a).................      100.0%                                   3,901,115,928
OTHER ASSETS IN EXCESS OF LIABILITIES.......        0.0%                                         412,525
                                                                                          --------------
Net Assets applicable to 395,639,622 Shares
  of Common Stock issued and outstanding....      100.0%                                  $3,901,528,453
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share ($3,901,528,453 /
  395,639,622)                                                                                     $9.86
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2004.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                    $21,637,600
Unrealized depreciation                                     (4,491,235)
                                                           -----------
Net unrealized appreciation                                $17,146,365
                                                           ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       55.8%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       3.45%                                                      10/1/26    $ 3,189,114    $  3,310,699
       3.36%                                                      10/1/28      3,074,615       3,191,835
       3.54%                                                       8/1/31      7,429,549       7,712,801
     First Republic Mortgage Loan Trust
       3.15%                                                     10/15/30     14,730,496      15,006,692
     Freddie Mac
       3.47%                                                      11/1/28      3,603,248       3,714,218
       3.98%                                                       1/1/29      7,561,121       7,849,388
       3.43%                                                       9/1/30      2,915,731       3,013,198
     Fund America
       3.33%                                                      6/25/23      6,045,337       6,090,677
     Government National Mortgage Association
       II
       4.63%                                                     10/20/25      4,943,533       5,068,862
                                                                                            ------------
                                                                                              54,958,370
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.15%                                                       4/1/20      7,852,108       7,895,570
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       2.48%                                                      12/1/26     11,166,404      11,424,850
       2.57%                                                       7/1/28      7,632,349       7,855,924
       2.59%                                                       9/1/32     11,548,306      11,889,985
     Structured Asset Securities Corp.
       3.49%                                                     11/25/32      6,899,421       7,119,340
       3.52%                                                     11/25/32      6,899,421       7,119,340
                                                                                            ------------
                                                                                              45,409,439
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.09%                                                      11/1/35    $10,579,543    $ 10,694,194
     Freddie Mac
       4.63%                                                       4/1/25      3,869,990       3,982,366
     Regal Trust
       3.31%                                                      9/29/31      2,852,998       2,858,348
     Ryland Mortgage Securities Corp.
       3.80%                                                     10/25/23      2,217,798       2,217,798
                                                                                            ------------
                                                                                              19,752,706
                                                                                            ------------
  HYBRID ARMS
     GSR Mortgage Loan Trust
       4.76%                                                     10/25/33      8,307,721       8,421,952
     Wells Fargo Mortgage Backed Securities
       Trust
       4.91%                                                      5/25/34     20,000,000      20,368,750
                                                                                            ------------
                                                                                              28,790,702
                                                                                            ------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Structured Asset Securities Corp.
       2.35%                                                      3/25/33      4,241,614       4,331,748
       2.45%                                                      5/25/33      5,009,357       5,140,852
       2.30%                                                     11/25/33      3,580,026       3,633,726
                                                                                            ------------
                                                                                              13,106,326
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $168,325,529)                                                                     169,913,113
                                                                                            ------------
CORPORATE NOTES................................        1.2%
     GE Corp.
       7.00%                                                      6/12/06      3,500,000       3,798,901
                                                                                            ------------
  TOTAL CORPORATE NOTES
     (Cost $3,857,971)                                                                         3,798,901
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       32.5%
  Collateralized Mortgage Obligations
     Fannie Mae
       4.00%                                                      6/25/16     10,000,000      10,182,024

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       4.00%                                                      2/15/10    $ 9,481,796    $  9,686,637
       5.00%                                                      11/5/11     14,977,297      15,435,977
       4.00%                                                      3/15/14      7,054,033       7,167,994
       4.00%                                                      2/15/15     10,000,000      10,201,471
       5.00%                                                      6/15/16     20,000,000      20,709,290
       3.50%                                                      4/15/26     10,000,000      10,056,588
     GSR Mortgage Loan Trust
       4.50%                                                      4/25/33      9,586,131       9,608,987
     Residential Accredit Loans, Inc.
       3.75%                                                      5/25/33      5,929,138       5,957,412
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $99,330,129)                                                                       99,006,380
                                                                                            ------------
REPURCHASE AGREEMENTS..........................       10.2%
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/01 to be repurchased at $30,952,450
     on 5/3/04. Collateralized fully by various
     Adjustable Rate Mortgage U.S. Government
     Agency Securities.)                                                      30,950,000      30,950,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $30,950,000)                                                                       30,950,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $302,463,629) (a)......................       99.7%                                  303,668,394
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.3%                                      921,323
                                                                                            ------------
Net Assets applicable to 30,732,045 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $304,589,717
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($304,589,717 / 30,732,045)                                                            $9.91
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                         $1,742,872
Unrealized depreciation                           (538,107)
                                                ----------
Net unrealized appreciation                      1,204,765
                                                ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       18.2%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       3.43%                                                       5/1/26    $ 6,766,435    $  7,026,519
       4.73%                                                      11/1/29      2,497,316       2,582,132
       4.86%                                                       3/1/30      1,716,846       1,771,875
     Freddie Mac
       3.49%                                                       5/1/18      2,088,533       2,157,918
       3.29%                                                       9/1/32      2,176,637       2,230,241
     Government National Mortgage Association
       II
       4.63%                                                     12/20/23      3,688,178       3,779,664
       4.75%                                                      7/20/27        996,606       1,016,255
       4.63%                                                     12/20/27      1,830,404       1,868,696
                                                                                            ------------
                                                                                              22,433,300
                                                                                            ------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.06%                                                       3/1/35      9,773,582       9,882,607
                                                                                            ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES (Cost $31,958,026)                                                               32,315,907
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       64.5%
  15 Yr. Securities
     Freddie Mac
       8.50%                                                      8/17/07      1,381,030       1,441,220
       8.00%                                                     12/17/15      2,247,064       2,393,914
       5.00%                                                      12/1/18      9,730,989       9,807,012
                                                                                            ------------
                                                                                              13,642,146
                                                                                            ------------
  Balloons
     Freddie Mac
       6.50%                                                       7/1/08        622,341         639,869
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Fannie Mae
       3.50%                                                      2/25/09    $10,000,000    $ 10,158,731
       5.50%                                                      8/25/33      6,725,411       6,624,876
     Freddie Mac
       7.00%                                                     12/15/06        558,520         557,961
       4.00%                                                      2/15/10     13,678,016      13,973,510
       3.50%                                                     12/15/10      6,792,000       6,880,911
       5.00%                                                     11/15/11     10,000,000      10,306,250
       4.00%                                                      2/15/15     10,253,000      10,459,568
       5.00%                                                      6/15/16     15,000,000      15,531,968
       4.00%                                                     10/15/16     10,000,000      10,201,924
       4.00%                                                      2/15/21      5,000,000       5,072,244
       5.00%                                                     10/15/21     10,000,000      10,342,266
                                                                                            ------------
                                                                                             100,110,209
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $114,832,549)                                                                     114,392,224
                                                                                            ------------
REPURCHASE AGREEMENTS..........................        4.2%
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/04 to be repurchased at $7,540,597 on
     5/3/04. Collateralized fully by various
     U.S. Government Agency Securities.)                                       7,540,000       7,540,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $7,540,000)                                                7,540,000
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................       16.7%
  U.S. Treasury Notes
       3.25%                                                      8/15/07    $ 3,000,000    $  3,025,313
       3.00%                                                     11/15/07      8,000,000       7,979,999
       2.63%                                                      5/15/08      7,000,000       6,818,438
       3.38%                                                     11/15/08      5,000,000       4,972,656
       3.25%                                                      1/15/09      2,000,000       1,972,500
       2.63%                                                      3/15/09      5,000,000       4,785,156
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $30,096,593)                                                                             29,554,062
                                                                                            ------------
TOTAL INVESTMENTS (Cost $184,427,168) (a)......      103.6%                                  183,802,193
LIABILITIES IN EXCESS OF OTHER ASSETS..........       (3.6%)                                  (6,386,606)
                                                                                            ------------
Net Assets applicable to 16,727,937 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $177,415,587
                                                                                            ------------
Net Assets Value, offering and redemption price
  per Share ($177,415,587 /16,727,937)                                                            $10.61
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2004.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation                                    $   566,373
Unrealized depreciation                                     (1,191,348)
                                                           -----------
Net unrealized depreciation                                $  (624,975)
                                                           ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................      4.3%
     Freddie Mac
       2.30%                                                    7/24/07   $ 11,000,000   $ 10,669,181
       5.75%                                                    3/15/09      2,000,000      2,157,758
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $12,629,354)                                                                    12,826,939
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     81.4%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      1,272,197      1,359,213
       7.00%                                                     3/1/15      2,434,589      2,601,111
       7.00%                                                     3/1/15      1,354,564      1,447,214
       7.50%                                                    11/1/15      1,768,773      1,895,351
       6.50%                                                     1/1/16      1,855,508      1,968,651
       6.00%                                                     6/1/16      3,883,973      4,056,931
       6.00%                                                     7/1/17      2,401,871      2,508,830
       6.00%                                                     7/1/17      3,694,438      3,858,956
       5.50%                                                     9/1/17      6,491,230      6,667,457
       5.00%                                                    11/1/17     11,690,599     11,775,538
       5.50%                                                     4/1/18     17,098,580     17,562,779
       6.00%                                                     4/1/18     12,696,454     13,261,842
       4.50%                                                     5/1/18     14,128,892     13,921,927
       4.50%                                                     5/1/18      9,672,344      9,530,660
       4.50%                                                     8/1/18      9,591,353      9,450,855
       4.50%                                                     9/1/18     14,451,744     14,240,049
       5.00%                                                    11/1/18     22,431,735     22,591,210
       5.00%                                                    11/1/18     11,759,030     11,840,791
       5.00%                                                     2/1/19     11,022,727     11,102,813
     Freddie Mac
       7.50%                                                     1/1/10      1,444,976      1,544,769
       6.00%                                                     6/1/17      4,372,890      4,569,670
       5.00%                                                    12/1/18      9,313,731      9,386,495
                                                                                         ------------
                                                                                          177,143,112
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Fannie Mae
       3.50%                                                    2/25/09   $ 10,593,000   $ 10,761,144
     Freddie Mac
       3.50%                                                    4/15/09     16,871,739     17,153,936
       4.00%                                                    2/15/10     12,701,015     12,975,403
       3.50%                                                    5/15/11     15,000,000     15,168,750
       4.00%                                                   10/15/16     10,604,957     10,819,097
                                                                                         ------------
                                                                                           66,878,330
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $244,332,766)                                                                  244,021,442
                                                                                         ------------
REPURCHASE AGREEMENTS...........................      5.1%
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/04 to be repurchased at $15,176,201 on
     5/3/04. Collateralized fully by various
     Adjustable Rate Mortgage U.S. Government
     Agency Securities.)                                                    15,175,000     15,175,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $15,175,000)                                                                    15,175,000
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      9.3%
  U.S. Treasury Notes
       3.00%                                                   11/15/07     20,000,000     19,950,000
       3.00%                                                    2/15/09      5,000,000      4,872,656
       4.25%                                                   11/15/13      3,000,000      2,943,750
                                                                                         ------------
                                                                                           27,766,406
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $28,373,598)                                                                    27,766,406
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $300,510,718) (a)....................    100.1%                                299,789,787
LIABILITIES IN EXCESS OF OTHER ASSETS...........    (0.1%)                                   (186,406)
                                                                                         ------------
Net Assets applicable to 31,491,742 Shares of
  Common Stock issued and outstanding...........    100.0%                               $299,603,381
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($299,603,381 / 31,491,742)                                                         $9.51
                                                                                         ============

--------------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation                                        $ 1,756,272
Unrealized depreciation                                         (2,477,203)
                                                               -----------
Net unrealized depreciation                                       (720,931)
                                                               ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................      1.8%
     Freddie Mac
       5.75%                                                    3/15/09   $  3,000,000   $  3,236,637
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,777,011)                                                                      3,236,637
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     78.0%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      2,132,803      2,278,683
       6.00%                                                     8/1/16      7,861,138      8,211,204
       5.00%                                                     3/1/18      3,045,621      3,067,749
                                                                                         ------------
                                                                                           13,557,636
                                                                                         ------------
  30 Yr. Securities
     Fannie Mae
       6.50%                                                     8/1/29      6,996,670      7,301,135
       6.50%                                                    11/1/29      8,508,391      8,881,298
       5.50%                                                    12/1/32      4,247,346      4,244,028
       6.00%                                                     3/1/33      6,742,887      6,904,874
       6.00%                                                     3/1/33      8,968,494      9,183,948
       5.00%                                                     8/1/33     16,017,021     15,536,510
       6.00%                                                    10/1/33      5,299,676      5,428,648
       5.50%                                                     3/1/34     29,963,884     29,949,836
       6.00%                                                     4/1/34     10,000,000     10,240,234
     Freddie Mac
       5.00%                                                     4/1/33      5,366,564      5,208,502
       6.00%                                                     4/1/33      7,002,333      7,175,149
       6.00%                                                     1/1/34      9,243,773      9,478,839
     Government National Mortgage Association
       7.50%                                                    2/15/24      1,320,506      1,433,420
       7.00%                                                    4/15/27      1,994,363      2,132,020
       6.00%                                                    1/15/29      1,971,416      2,029,249
                                                                                         ------------
                                                                                          125,127,690
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $139,201,153)                                                                  138,685,326
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS...........................     11.7%
  Citigroup, 0.95%, 5/3/04 (Agreement dated
     4/30/04 to be repurchased at $20,773,644 on
     5/3/04. Collateralized fully by various
     Adjustable Rate Mortgage U.S. Government
     Agency Securities.)                                                    20,772,000     20,772,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $20,772,000)                                                                    20,772,000
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      3.1%
  U.S. Treasury Notes
     3.00%                                                     11/15/07   $  1,000,000   $    997,500
     6.50%                                                      2/15/10      4,000,000      4,550,000
                                                                                         ------------
  Total U.S. TREASURY OBLIGATIONS
     (Cost $5,028,742)                                                                      5,547,500
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $167,778,906)(a).....................     94.6%                                168,241,463
OTHER ASSETS IN EXCESS OF LIABILITIES...........      5.4%                                  9,630,200
                                                                                         ------------
Net Assets applicable to 17,070,958 Shares of
  Common Stock issued and outstanding...........    100.0%                               $177,871,663
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($177,871,663 / 17,070,958)                                                        $10.42
                                                                                         ============

--------------------------------------------------------------------------------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                    $ 2,091,816
Unrealized depreciation                                     (1,629,259)
                                                           -----------
Net unrealized appreciation                                $   462,557
                                                           ===========

See notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                               ADJUSTABLE                                                       U.S.
                                   MONEY      RATE MORTGAGE                   SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                   MARKET         (ARM)        ULTRA SHORT    GOVERNMENT       MORTGAGE       MORTGAGE
                                    FUND          FUND            FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income.............  $287,166     $47,669,065     $3,137,283     $ 2,966,526    $ 5,182,589     $ 3,628,391
                                  --------     -----------     ----------     -----------    -----------     -----------
    Operating expenses:
      Investment adviser fee....    43,546       8,717,979        580,711         260,126        559,519         236,999
      Distribution fee -- Class
        I Shares................    27,231       5,161,554        322,617         156,077        239,796         142,200
      Distribution fee -- Class
        D Shares................    65,267              --             --              --             --              --
      Administration fee........     8,709         355,633         38,715          31,216         47,960          28,441
      Custodian fee.............     6,817         167,010         19,841          17,750         24,871          17,495
      Transfer agent fee........     2,140          41,224          5,627           1,843          1,971           1,038
      Legal.....................     1,406         103,258          6,001           5,294          8,127           4,814
      Printing..................       315          22,531            954           1,148          1,739           1,028
      Trustees' fees............       526          37,463          2,179           1,922          2,867           1,704
      Other.....................     9,032         240,798         14,538          21,035         25,338          17,137
                                  --------     -----------     ----------     -----------    -----------     -----------
      Total expenses before fee
        reductions..............   164,989      14,847,450        991,183         496,411        912,188         450,856
      Expenses reduced by
        Investment Adviser......   (43,546)     (3,556,430)      (258,094)             --       (159,861)             --
      Expenses reduced by
        Distributor.............   (38,108)     (2,064,603)      (129,046)             --             --              --
                                  --------     -----------     ----------     -----------    -----------     -----------
        Net expenses............    83,335       9,226,417        604,043         496,411        752,327         450,856
                                  --------     -----------     ----------     -----------    -----------     -----------
        Net investment income...   203,831      38,442,648      2,533,240       2,470,115      4,430,262       3,177,535
                                  --------     -----------     ----------     -----------    -----------     -----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENT
  ACTIVITIES:
    Realized gains/(losses) from
      investment transactions...        --      (4,986,860)      (218,272)      1,404,673         14,008        (846,375)
    Change in unrealized
      appreciation/depreciation
      from investments..........        --       2,561,493        (19,908)     (2,292,460)    (2,954,492)     (1,047,529)
                                  --------     -----------     ----------     -----------    -----------     -----------
    Net realized/unrealized
      gains/(losses) from
      investments...............        --      (2,425,367)      (238,180)       (887,787)    (2,940,484)     (1,893,904)
                                  --------     -----------     ----------     -----------    -----------     -----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS...............  $203,831     $36,017,281     $2,295,060     $ 1,582,328    $ 1,489,778     $ 1,283,631
                                  ========     ===========     ==========     ===========    ===========     ===========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                              ------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2004        YEAR ENDED
                                                                (UNAUDITED)       OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $     203,831       $     421,206
                                                               -------------       -------------
       Change in net assets resulting from operations.......         203,831             421,206
                                                               -------------       -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................        (161,498)           (330,837)
  Dividends paid to Class D stockholders:
     From net investment income.............................         (42,333)            (90,369)
                                                               -------------       -------------
       Total dividends paid to stockholders.................        (203,831)           (421,206)
                                                               -------------       -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     101,592,441         303,435,934
     Shares issued to stockholders in reinvestment of
      dividends.............................................         149,981             321,764
     Cost of shares repurchased.............................    (107,368,446)       (293,591,768)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     200,569,253         228,413,674
     Shares issued to stockholders in reinvestment of
      dividends.............................................          16,524              42,261
     Cost of shares repurchased.............................    (200,067,937)       (219,969,777)
                                                               -------------       -------------
       Net increase (decrease) in net assets from capital
        transactions........................................      (5,108,184)         18,652,088
                                                               -------------       -------------
       Total increase (decrease) in net assets..............      (5,108,184)         18,652,088
Net Assets:
  Beginning of year.........................................      64,261,992          45,609,904
                                                               -------------       -------------
  End of year...............................................   $  59,153,808       $  64,261,992
                                                               =============       =============
Accumulated net investment income/(loss)....................              --                  --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             ADJUSTABLE RATE
                                           MORTGAGE (ARM) FUND                   ULTRA SHORT FUND
                                    ---------------------------------------------------------------------
                                    SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                                     APRIL 30, 2004      OCTOBER 31,      APRIL 30, 2004     OCTOBER 31,
                                      (UNAUDITED)           2003           (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.........  $    38,442,648    $    77,313,422     $  2,533,240     $   4,648,818
    Net realized gains (losses)
       from investments...........       (4,986,860)        (9,360,230)        (218,272)         (448,262)
    Change in unrealized
       appreciation/depreciation
       from investments...........        2,561,493         (2,967,734)         (19,908)          888,151
                                    ---------------    ---------------     ------------     -------------
       Change in net assets
         resulting from
         operations...............       36,017,281         64,985,458        2,295,060         5,088,707
                                    ---------------    ---------------     ------------     -------------
  Dividends paid to stockholders:
    From net investment income....      (45,235,477)      (100,452,092)      (2,776,546)       (6,019,913)
                                    ---------------    ---------------     ------------     -------------
       Total dividends paid to
         stockholders.............      (45,235,477)      (100,452,092)      (2,776,546)       (6,019,913)
                                    ---------------    ---------------     ------------     -------------
  Capital Transactions:
    Proceeds from sale of
       shares.....................    1,133,537,398      4,920,698,520      128,800,752       202,953,038
    Shares issued to stockholders
       in reinvestment of
       dividends..................       27,625,482         64,449,754        1,399,594         3,481,425
    Cost of shares repurchased....   (1,847,355,133)    (3,742,718,116)     (76,797,192)     (240,951,312)
                                    ---------------    ---------------     ------------     -------------
       Change in net assets from
         capital transactions.....     (686,192,253)     1,242,430,158       53,403,154       (34,516,849)
                                    ---------------    ---------------     ------------     -------------
       Change in net assets.......     (695,410,449)     1,206,963,524       52,921,668       (35,448,055)
Net Assets:
  Beginning of year...............    4,596,938,902      3,389,975,378      251,668,049       287,116,104
                                    ---------------    ---------------     ------------     -------------
  End of year.....................  $ 3,901,528,453    $ 4,596,938,902     $304,589,717     $ 251,668,049
                                    ===============    ===============     ============     =============
Accumulated net investment
  income/(loss)...................  $    (9,476,469)   $    (2,683,640)    $   (235,600)    $       7,706

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         SHORT U.S. GOVERNMENT              INTERMEDIATE MORTGAGE                 U.S. GOVERNMENT
                  FUND                               FUND                          MORTGAGE FUND
----------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
     APRIL 30, 2004     OCTOBER 31,     APRIL 30, 2004     OCTOBER 31,     APRIL 30, 2004     OCTOBER 31,
      (UNAUDITED)          2003          (UNAUDITED)          2003          (UNAUDITED)          2003
----------------------------------------------------------------------------------------------------------
      $  2,470,115     $   5,196,913     $  4,430,262     $   8,609,314     $  3,177,535     $   5,727,534
         1,404,673           449,599           14,008          (927,235)        (846,375)       (1,141,229)
        (2,292,460)       (2,071,854)      (2,954,492)       (3,511,347)      (1,047,529)       (2,323,780)
      ------------     -------------     ------------     -------------     ------------     -------------
         1,582,328         3,574,658        1,489,778         4,170,732        1,283,631         2,262,525
      ------------     -------------     ------------     -------------     ------------     -------------
        (2,672,606)       (5,865,998)      (4,875,152)      (10,605,928)      (3,682,083)       (6,600,815)
      ------------     -------------     ------------     -------------     ------------     -------------
        (2,672,606)       (5,865,998)      (4,875,152)      (10,605,928)      (3,682,083)       (6,600,815)
      ------------     -------------     ------------     -------------     ------------     -------------
        35,136,400       184,063,440        4,356,051       339,487,102       14,520,000       241,251,413
         1,571,669         3,229,364        2,109,867         4,470,067        2,479,109         4,022,730
       (90,807,412)     (114,566,189)     (51,334,828)     (230,308,881)     (41,294,728)     (130,524,325)
      ------------     -------------     ------------     -------------     ------------     -------------
       (54,099,343)       72,726,615      (44,868,910)      113,648,288      (24,295,619)      114,749,818
      ------------     -------------     ------------     -------------     ------------     -------------
       (55,189,621)       70,435,275      (48,254,284)      107,213,092      (26,694,071)      110,411,528
       232,605,208       162,169,933      347,857,665       240,644,573      204,565,734        94,154,206
      ------------     -------------     ------------     -------------     ------------     -------------
      $177,415,587     $ 232,605,208     $299,603,381     $ 347,857,665     $177,871,663     $ 204,565,734
      ============     =============     ============     =============     ============     =============
      $   (224,171)    $     (21,680)    $   (434,933)    $       9,957     $   (498,631)    $       5,917

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2004    --------------------------------------------------------
                                   (UNAUDITED)        2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0044         0.0096      0.0152      0.0441      0.0578      0.0480
  Net realized losses from
     investments..............             --             --          --          --          --(a)       --
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0044         0.0096      0.0152      0.0441      0.0578      0.0480
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0044)       (0.0096)    (0.0152)    (0.0441)    (0.0578)    (0.0480)
     From net realized
       gains..................             --             --          --          --          --          --(a)
                                     --------       --------    --------    --------    --------    --------
     Change in net asset
       value..................             --             --          --          --          --          --
                                     --------       --------    --------    --------    --------    --------
     Net asset value, end of
       year...................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========       ========    ========    ========    ========    ========
     Total return.............          0.44%(b)       0.97%       1.54%       4.50%       5.93%       4.94%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)...................       $ 35,111       $ 40,737    $ 30,571    $ 45,491    $ 48,202    $ 92,074
  Ratio of expenses to average
     net assets...............          0.10%(c)       0.18%       0.26%       0.30%       0.30%       0.25%
  Ratio of net investment
     income to average net
     assets...................          0.89%(c)       0.96%       1.53%       4.31%       5.74%       4.81%
  Ratio of expenses to average
     net assets*..............          0.40%(c)       0.39%       0.41%       0.45%       0.45%       0.40%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                             SIX MONTHS                                          DECEMBER 19,
                                               ENDED              YEAR ENDED OCTOBER 31,          1999(A) TO
                                           APRIL 30, 2004    --------------------------------    OCTOBER 31,
                                            (UNAUDITED)        2003        2002        2001          2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.....       $   1.00       $   1.00    $   1.00    $   1.00      $   1.00
                                              --------       --------    --------    --------      --------
Income from investment operations:
  Net investment income................         0.0019         0.0046      0.0104      0.0397        0.0466
  Net realized losses from
     investments.......................             --             --          --          --            --(b)
                                              --------       --------    --------    --------      --------
       Total from investment
          operations...................         0.0019         0.0046      0.0104      0.0397        0.0466
                                              --------       --------    --------    --------      --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income........        (0.0019)       (0.0046)    (0.0104)    (0.0397)      (0.0466)
                                              --------       --------    --------    --------      --------
Change in net asset value..............             --             --          --          --            --
                                              --------       --------    --------    --------      --------
Net asset value, end of year...........       $   1.00       $   1.00    $   1.00    $   1.00      $   1.00
                                              ========       ========    ========    ========      ========
       Total return....................          0.19%(c)       0.47%       1.05%       4.04%         4.74%(d)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)...       $ 24,043       $ 23,525    $ 15,039    $  8,787      $  3,388
  Ratio of expenses to average net
     assets............................          0.60%(e)       0.67%       0.75%       0.75%         0.75%(e)
  Ratio of net investment income to
     average net assets................          0.39%(e)       0.45%       1.04%       3.46%         5.66%(e)
  Ratio of expenses to average net
     assets*...........................          0.85%(e)       0.84%       0.86%       0.91%         0.94%(e)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Not annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                SIX MONTHS
                                  ENDED                            YEAR ENDED OCTOBER 31,
                              APRIL 30, 2004   --------------------------------------------------------------
                               (UNAUDITED)        2003          2002         2001+         2000        1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of year...................    $     9.88     $     9.95    $     9.97    $     9.86    $   9.84    $   9.91
                                ----------     ----------    ----------    ----------    --------    --------
Income from investment
  operations:
  Net investment income.....        0.0896         0.1778        0.2947        0.5319      0.6048      0.5290
  Net realized and
     unrealized gains
     (losses) from
     investments............       (0.0018)       (0.0230)       0.0124        0.1386      0.0233     (0.0700)
                                ----------     ----------    ----------    ----------    --------    --------
       Total from investment
          operations........        0.0878         0.1548        0.3071        0.6705      0.6281      0.4590
                                ----------     ----------    ----------    ----------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income...............       (0.1078)       (0.2248)      (0.3271)      (0.5605)    (0.6129)    (0.5290)
                                ----------     ----------    ----------    ----------    --------    --------
Change in net asset value...         (0.02)         (0.07)        (0.02)         0.11        0.02       (0.07)
                                ----------     ----------    ----------    ----------    --------    --------
Net asset value, end of
  year......................    $     9.86     $     9.88    $     9.95    $     9.97    $   9.86    $   9.84
                                ==========     ==========    ==========    ==========    ========    ========
Total return................         0.89%(a)       1.57%         3.13%         6.98%       6.63%       4.73%
Ratios/Supplemental data:
  Net assets, end of year
     (in 000's).............    $3,901,528     $4,596,939    $3,389,975    $2,064,844    $681,652    $877,608
  Ratio of expenses to
     average net assets.....         0.45%(b)       0.44%         0.45%         0.49%       0.48%       0.48%
  Ratio of net investment
     income to average net
     assets.................         1.86%(b)       1.72%         2.91%         5.37%       6.22%       5.34%
  Ratio of expenses to
     average net assets*....         0.72%(b)       0.71%         0.75%         0.79%       0.78%       0.78%
  Portfolio turnover rate...           24%           117%          107%           72%         67%         51%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 + Net investment income is based on average shares outstanding through the period.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                           SIX MONTHS                            NOVEMBER 14,
                                                             ENDED                                2001(A) TO
                                                         APRIL 30, 2004       YEAR ENDED       OCTOBER 31, 2002
                                                          (UNAUDITED)      OCTOBER 31, 2003      (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...................       $   9.92           $   9.95            $  10.00
                                                            --------           --------            --------
Income from investment operations:
  Net investment income..............................         0.0983             0.1601              0.2204
  Net realized and unrealized gains on investments...        (0.0020)            0.0242              0.0058
                                                            --------           --------            --------
       Total from investment operations..............         0.0963             0.1843              0.2262
                                                            --------           --------            --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income......................        (0.1063)           (0.2143)            (0.2762)
                                                            --------           --------            --------
Change in net asset value............................          (0.01)             (0.03)              (0.05)
                                                            --------           --------            --------
Net asset value, end of period.......................       $   9.91           $   9.92            $   9.95
                                                            ========           ========            ========
Total return.........................................          0.97%(b)           1.87%               2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)...............       $304,590           $251,668            $287,116
  Ratio of expenses to average net assets............          0.47%(c)           0.47%               0.50%(c)
  Ratio of net investment income to average net
     assets..........................................          1.96%(c)           1.66%               2.11%(c)
  Ratio of expenses to average net assets*...........          0.77%(c)           0.77%               0.80%(c)
  Portfolio turnover rate............................            52%               126%                127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                     SIX MONTHS
                                       ENDED                         YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2004    -------------------------------------------------------
                                    (UNAUDITED)        2003        2002        2001       2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.........................       $  10.68       $  10.78    $  10.75    $  10.34    $ 10.36    $  10.66
                                      --------       --------    --------    --------    -------    --------
Income from investment
  operations:
  Net investment income........         0.1246         0.2738      0.3512      0.5652     0.5973      0.5600
  Net realized and unrealized
     gains (losses) from
     investments...............        (0.0576)       (0.0686)     0.0674      0.4086    (0.0240)    (0.3000)
                                      --------       --------    --------    --------    -------    --------
       Total from investment
          operations...........         0.0670         0.2052      0.4186      0.9738     0.5733      0.2600
                                      --------       --------    --------    --------    -------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income..................        (0.1370)       (0.3052)    (0.3886)    (0.5638)   (0.5976)    (0.5600)
                                      --------       --------    --------    --------    -------    --------
Change in net asset value......          (0.07)         (0.10)       0.03        0.41      (0.02)      (0.30)
                                      --------       --------    --------    --------    -------    --------
Net asset value, end of year...       $  10.61       $  10.68    $  10.78    $  10.75    $ 10.34    $  10.36
                                      ========       ========    ========    ========    =======    ========
Total return...................          0.63%(a)       1.92%       3.98%       9.66%      5.77%       2.51%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)....................       $177,416       $232,605    $162,170    $191,632    $96,098    $114,840
  Ratio of expenses to average
     net assets................          0.48%(b)       0.47%       0.49%       0.51%      0.51%       0.49%
  Ratio of net investment
     income to average net
     assets....................          2.37%(b)       2.47%       3.35%       5.25%      5.79%       5.35%
  Portfolio turnover rate......            69%            72%         75%         54%       138%        155%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2004    --------------------------------------------------------
                                   (UNAUDITED)        2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $   9.62       $   9.79    $   9.83    $   9.33    $   9.33    $   9.66
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.1327         0.2525      0.4155      0.5675      0.5754      0.5490
  Net realized and unrealized
     gains (losses) from
     investments..............        (0.0959)       (0.1156)    (0.0213)     0.4861      0.0051     (0.3300)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0368         0.1369      0.3942      1.0536      0.5805      0.2190
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.1468)       (0.3069)    (0.4342)    (0.5536)    (0.5795)    (0.5490)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....          (0.11)         (0.17)      (0.04)       0.50        0.00       (0.33)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  year........................       $   9.51       $   9.62    $   9.79    $   9.83    $   9.33    $   9.33
                                     ========       ========    ========    ========    ========    ========
Total return..................          0.37%(a)       1.41%       4.13%      11.59%       6.47%       2.32%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)...................       $299,603       $347,858    $240,645    $204,891    $ 90,768    $101,710
  Ratio of expenses to average
     net assets...............          0.47%(b)       0.47%       0.47%       0.50%       0.51%       0.48%
  Ratio of net investment
     income to average net
     assets...................          2.77%(b)       2.52%       4.28%       5.74%       6.25%       5.78%
  Ratio of expenses to average
     net assets*..............          0.57%(b)       0.57%       0.57%       0.60%       0.61%       0.58%
  Portfolio turnover rate.....            68%            98%         54%         47%        110%         90%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2004    --------------------------------------------------------
                                   (UNAUDITED)        2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $  10.56       $  10.77    $  10.83    $  10.27    $  10.26    $  10.73
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.1758         0.3689      0.5116      0.6381      0.6646      0.6416
  Net realized and unrealized
     gains (losses) on
     investments..............        (0.1105)       (0.1511)    (0.0377)     0.5590      0.0109     (0.4726)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0653         0.2178      0.4739      1.1971      0.6755      0.1690
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.2053)       (0.4278)    (0.5339)    (0.6371)    (0.6682)    (0.6390)
                                     --------       --------    --------    --------    --------    --------
Change in net asset value.....          (0.14)         (0.21)      (0.06)       0.56        0.01       (0.47)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.42       $  10.56    $  10.77    $  10.83    $  10.27    $  10.26
                                     ========       ========    ========    ========    ========    ========
Total return..................          0.60%(a)       2.04%       4.54%      11.99%       6.90%       1.63%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $177,872       $204,566    $ 94,154    $105,713    $ 71,449    $ 87,250
  Ratio of expenses to average
     net assets...............          0.48%(b)       0.47%       0.47%       0.50%       0.52%       0.52%
  Ratio of net investment
     income to average net
     assets...................          3.35%(b)       3.39%       4.80%       6.09%       6.53%       6.13%
  Portfolio turnover rate.....            80%           102%         82%         86%        127%         73%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of April 30, 2004, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  For purposes of determining the net asset value per share of each Fund, in general, Fund assets are valued at prices obtained from an independent pricing service, or for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board of Trustees believes reflects the fair value of such securities. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible Fund investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby creating the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. A Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Fund from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, Sr., the Chairman of the Board of Trustees of the Trust and Rodger D. Shay, Jr., a member of the Board of Trustees of the Trust.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser is currently voluntarily waiving its entire fee.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor is currently voluntarily waiving its entire 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $27,231 for Class I Shares for the period ended April 30, 2004.

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees. The Money Market distribution fee waiver amounted to $10,877 for Class D Shares for the period ended April 30, 2004.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund pay .15% of average daily net assets.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator") and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Funds, computed sepa-

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

rately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion.

  As compensation, the Trust pays the Transfer Agent, a monthly fee, in accordance with the Transfer Agency plan adopted by the Trust.

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the periods ended April 30, 2004 and October 31, 2003, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2004     OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       101,592,441         303,435,935
  Shares issued to stockholders in reinvestment dividends...           149,981             321,764
  Shares repurchased........................................      (107,368,446)       (293,591,768)
                                                                  ------------        ------------
  Net increase (decrease)...................................        (5,626,024)         10,165,931
  Shares outstanding
     Beginning of period....................................        40,747,839          30,581,908
                                                                  ------------        ------------
     End of period..........................................        35,121,815          40,747,839
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       200,569,253         228,413,673
  Shares issued to stockholders in reinvestment dividends...            16,524              42,261
  Shares repurchased........................................      (200,067,937)       (219,969,777)
                                                                  ------------        ------------
  Net increase..............................................           517,840           8,486,157
  Shares outstanding
     Beginning of period....................................        23,525,696          15,039,539
                                                                  ------------        ------------
     End of period..........................................        24,043,536          23,525,696
                                                                  ============        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                             ADJUSTABLE RATE                         ULTRA SHORT
                                           MORTGAGE (ARM) FUND                           FUND
                                   --------------------------------------------------------------------------
                                   SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                    APRIL 30, 2004    OCTOBER 31, 2003    APRIL 30, 2004    OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares.................     114,752,839        494,903,553        12,956,729          20,377,204
  Shares issued to stockholders
     in reinvestment of
     dividends...................       2,794,773          6,486,942           140,896             349,592
  Shares repurchased.............    (186,973,253)      (376,937,871)       (7,728,834)        (24,210,819)
                                     ------------       ------------        ----------         -----------
  Net increase (decrease)........     (69,425,641)       124,452,624         5,368,791          (3,484,023)
  Shares outstanding
     Beginning of period.........     465,065,263        340,612,639        25,363,254          28,847,277
                                     ------------       ------------        ----------         -----------
     End of period...............     395,639,622        465,065,263        30,732,045          25,363,254
                                     ============       ============        ==========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                SHORT U.S.                       INTERMEDIATE MORTGAGE
                                              GOVERNMENT FUND                            FUND
                                    -------------------------------------------------------------------------
                                    SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                     APRIL 30, 2004    OCTOBER 31, 2003    APRIL 30, 2004    OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares..................      3,282,668         17,098,986            449,126         34,781,632
  Shares issued to stockholders in
     reinvestment of dividends....        146,940            300,342            218,657            459,440
  Shares repurchased..............     (8,484,542)       (10,660,144)        (5,321,706)       (23,684,181)
                                       ----------        -----------         ----------        -----------
  Net increase (decrease).........     (5,054,934)         6,739,184         (4,653,923)        11,556,891
  Shares outstanding
     Beginning of period..........     21,782,871         15,043,687         36,145,665         24,588,774
                                       ----------        -----------         ----------        -----------
     End of period................     16,727,937         21,782,871         31,491,742         36,145,665
                                       ==========        ===========         ==========        ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2004    OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................      1,372,546         22,398,837
  Shares issued to stockholders in reinvestment of
     dividends..............................................        233,627            375,997
  Shares repurchased........................................     (3,902,573)       (12,146,643)
                                                                 ----------        -----------
  Net increase (decrease)...................................     (2,296,400)        10,628,191
  Shares outstanding
     Beginning of period....................................     19,367,358          8,739,167
                                                                 ----------        -----------
     End of period..........................................     17,070,958         19,367,358
                                                                 ==========        ===========

--------------------------------------------------------------------------------

D. At April 30, 2004, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                      ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE   U.S. GOVERNMENT
                       MONEY MARKET      MORTGAGE       ULTRA SHORT     GOVERNMENT      MORTGAGE        MORTGAGE
                           FUND         (ARM) FUND          FUND           FUND           FUND            FUND
--------------------------------------------------------------------------------------------------------------------
Capital..............  $59,168,552    $3,944,124,733    $307,030,436   $180,839,013   $309,232,106    $184,055,677
Accumulated net
  investment
  income/(loss)......           --        (9,476,469)       (235,600)      (224,171)      (434,933)       (498,631)
Accumulated net
  realized
  gain/(loss)........      (14,744)      (50,266,176)     (3,409,884)    (2,574,280)    (8,472,861)     (6,147,940)
Net unrealized
  appreciation/
  (depreciation) of
  investments........           --        17,146,365       1,204,765       (624,975)      (720,931)        462,557
                       -----------    --------------    ------------   ------------   ------------    ------------
                       $59,153,808    $3,901,528,453    $304,589,717   $177,415,587   $299,603,381    $177,871,663
                       ===========    ==============    ============   ============   ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

E. At April 30, 2004, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                       ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                       MONEY MARKET       MORTGAGE        ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                           FUND          (ARM) FUND          FUND           FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable........    $    --         $   805,859       $ 62,296      $   37,795    $    62,379        $ 37,354
Administration fee
  payable............        188               7,424            999             585            984             585
Distribution fee
  payable............      7,836             483,520         37,378          22,678         37,427          22,412
Distributions
  payable............     29,278           7,168,433        513,655         383,176        796,136         561,553
Other liabilities....      5,617          29,626,727         26,406       7,042,208     15,202,742          22,704

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

F. For the six months ended April 30, 2004, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                         ADJUSTABLE RATE                     SHORT U.S.     INTERMEDIATE     U.S. GOVERNMENT
                            MORTGAGE        ULTRA SHORT      GOVERNMENT       MORTGAGE          MORTGAGE
                           (ARM) FUND           FUND            FUND            FUND              FUND
------------------------------------------------------------------------------------------------------------
Purchases..............  $  929,091,217     $159,704,404    $139,356,022    $206,414,163      $138,958,410
                         ==============     ============    ============    ============      ============
Sales and Maturities...  $1,552,603,475     $127,073,816    $180,124,664    $221,469,869      $160,884,813
                         ==============     ============    ============    ============      ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND

Officers and Interested Trustees. The table below sets forth certain information about each of the Trust's interested Trustees, as well as its officers.
--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                 TERM OF OFFICE;                                   IN FUND            OTHER
                               POSITION(S) HELD  TERM SERVED IN      PRINCIPAL OCCUPATION(S)       COMPLEX       DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE         WITH TRUST         OFFICE            DURING PAST 5 YEARS         OVERSEEN            HELD
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis..............  Trustee           Indefinite       President, First Federal            6                None
630 Clarksville Street                                            Community Bank since 1984;
Paris, TX 75460                                                   Director, First Financial
Age: 53                                                           Trust Company since 1993
Arthur G. De Russo...........  Trustee           Indefinite       Retired; Chief Executive            6                None
5397 S.E. Major Way                                               Officer, Eastern Financial
Stuart, FL 34997                                                  Federal Credit Union Trust
Age: 82                                                           Co., Inc. from 1968 to 1992
David F. Holland.............  Trustee           Indefinite       Chairman of the Board, Chief        6                None
17 New England Executive Park                                     Executive Officer and
Burlington, MA 01803                                              President of BostonFed Bancorp
Age: 62                                                           Inc. since 1995
Gerald J. Levy...............  Trustee and Vice  Indefinite       Chairman and Director Guaranty      6                None
4000 W. Brown Deer Road        Chairman                           Bank, F.S.B. since 1984
Milwaukee, WI 53209
Age: 72
William A. McKenna, Jr.......  Trustee           Indefinite       Retired; Chairman and Chief         7          Asset Management
71-02 Forest Avenue                                               Executive Officer Ridgewood                     Fund Large Cap
Ridgewood, NY 11385                                               Savings Bank from 1992 to 2003               Equity Institutional
Age: 67                                                                                                             Fund, Inc.
INTERESTED TRUSTEES(2)
Rodger D. Shay, Sr.(3).......  Trustee and       Indefinite       Chairman and Director of Shay       6                None
1000 Brickell Avenue           Chairman                           Assets Management, Inc. since
Miami, FL 33131                                                   1997
Age: 67
Rodger D. Shay, Jr.(3).......  Trustee           Indefinite       President and Chief Executive       6                None
1000 Brickell Avenue                                              Officer Inc. of Shay Financial
Miami, FL 33131                                                   Services since 1997
Age: 44
OFFICERS
Edward E. Sammons, Jr. ......  President         Indefinite       President of Shay Assets                             None
230 West Monroe Street                                            Management, Inc. since 1997
Chicago, IL 60606
Age: 64

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                 TERM OF OFFICE;                                   IN FUND            OTHER
                               POSITION(S) HELD  TERM SERVED IN      PRINCIPAL OCCUPATION(S)       COMPLEX       DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE         WITH TRUST         OFFICE            DURING PAST 5 YEARS         OVERSEEN            HELD
-----------------------------------------------------------------------------------------------------------------------------------
Robert T. Podraza............  Vice President    Indefinite       Vice President of Shay Assets                        None
230 West Monroe Street         and Assistant                      Management, Inc. since 1990
Chicago, IL 60606              Treasurer
Age: 59
Trent Statczar...............  Treasurer         Indefinite       Vice President, Director and                         None
3435 Stelzer Road                                                 Manager, BISYS Investment
Columbus, OH 43219                                                Services Ohio, Inc. from
Age: 32                                                           1993-present
Daniel K. Ellenwood..........  Secretary         Indefinite       Secretary of the Fund since                          None
230 West Monroe Street                                            1998; Operations Manager, Shay
Chicago, IL 60606                                                 Assets Management, Inc. since
Age: 35                                                           1997
Christine A. Cwik............  Assistant         Indefinite       Assistant Secretary of the                           None
230 West Monroe Street         Secretary                          Fund since 1999; Executive
Chicago, IL 60606                                                 Secretary, Shay Assets
Age: 54                                                           Management, Inc. since 1999
Alaina Metz..................  Assistant         Indefinite       Vice President and Chief                             None
3435 Stelzer Road              Secretary and                      Admin. Officer, BISYS Fund
Columbus, OH 43219             Assistant                          Services Ohio, Inc. from
Age: 37                        Treasurer                          1995-present

--------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

(2) A trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

(3) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Sr., Chairman of the Board of Trustees and Trustee.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                             ASSET MANAGEMENT FUND
                         SHAY FINANCIAL SERVICES, INC.
                      NOTICE OF PRIVACY POLICY & PRACTICES

  Asset Management Fund ("AMF") and Shay Financial Services, Inc., the distributor of the Fund, ("Shay") recognize and respect the privacy expectations of our shareholders. We do not sell information about current or former customers or their accounts to third parties. We provide this notice to you so that you will know what kinds of information we collect about shareholders of the Fund and the circumstances in which that information may be disclosed.

COLLECTION OF CUSTOMER INFORMATION

  We collect nonpublic personal information about our shareholders from the following sources:

  - Account Applications, shareholder profiles and other forms, which may include a shareholder's name, address, social security number, and information about a shareholder's investment goals and risk tolerance

  - Account History, for example, copies of confirmations or statements which may include information about investment transactions or the balances in a shareholder's account

  - Correspondence, written, telephonic or electronic between a shareholder and AMF or Shay

DISCLOSURE OF CUSTOMER INFORMATION

  We will not disclose any of the shareholder information we collect to third parties who are not affiliated with the Fund or Shay other than to:

  - to effect or administer transactions at your request

  - as permitted by law -- for example, to service providers to the Fund, in connection with an audit or examination, or to respond to a subpoena or similar legal process

  Shay may disclose any of the shareholder information it collects to its affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of customer accounts and to inform clients of financial products and services that might be of interest.

SECURITY OF CUSTOMER INFORMATION

  We maintain policies and procedures designed to assure only appropriate access to, and use of shareholder information and physical, electronic and procedural safeguards to protect nonpublic personal information of our shareholders. And we require service providers to the Fund to maintain similar policies and procedures.

  We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

4001 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

IN THE EVENT OF VACANCY ON THE BOARD OF TRUSTEES, THE NOMINATING COMMITTEE OF THE BOARD RECEIVES SUGGESTIONS FROM VARIOUS SOURCES AS TO SUITABLE CANDIDATES, INCLUDING SHAREHOLDERS OF THE REGISTRANT. SUGGESTIONS SHOULD BE SENT IN WRITING TO DANIEL K. ELLENWOOD, SECRETARY, SHAY ASSETS MANAGEMENT, INC., 230 W. MONROE STREET, SUITE 2810, CHICAGO, ILLINOIS 60606. THE NOMINATING COMMITTEE SETS APPROPRIATE STANDARDS AND REQUIREMENTS FOR NOMINATIONS FOR NEW TRUSTEES AND RESERVES THE RIGHT TO INTERVIEW ALL CANDIDATES AND TO MAKE THE FINAL SELECTION OF NEW TRUSTEES.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND
(ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Trent M. Statczar
                          ------------------------------------------------------
                              Trent M. Statczar, Treasurer

Date  06/29/04
    -------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent M. Statczar
                          ------------------------------------------------------
                              Trent M. Statczar, Treasurer

Date 06/29/04
     -------------------------------------------------

By (Signature and Title)* /s/ Edward E. Sammons, Jr.
                          ------------------------------------------------------
                              Edward E. Sammons, Jr., President

Date 06/30/04
     ------------------------------------------------


* Print the name and title of each signing officer under his or her signature.